Schedule of intangible assets (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Intangible Asset, Goodwill and Other [Abstract]
Software development costs	$ 3,810,131	$ 4,930,690	$ 4,930,690
Accumulated amortization	(1,640,090)	(2,122,440)	(1,655,604)
Intangible assets, net of accumulated amortization	$ 2,170,041	$ 2,808,250	$ 3,275,086